                        SUPPLEMENT DATED JULY 1, 1999 TO

                        PROSPECTUS DATED MAY 1, 1999 FOR

                    GROUP FLEXIBLE FUND RETIREMENT CONTRACTS

                                    ISSUED BY

                        NATIONWIDE LIFE INSURANCE COMPANY

                                   THROUGH ITS

                              NACo VARIABLE ACCOUNT


THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT FOR FUTURE REFERENCE.

1. EFFECTIVE JULY 2, 1999, THE LISTING OF AVAILABLE UNDERLYING MUTUAL FUND OPTIONS AT PAGE 1 OF THE PROSPECTUS IS AMENDED TO ADD THE FOLLOWING:

     o    The Brown Capital Management Small Company Fund

     o Nationwide Separate Account Trust - Nationwide(R) Income Fund (subadvisers: NCM Capital Management Group, Inc. and Smith Graham & Co. Asset Managers, L.P.)

2. THE UNDERLYING MUTUAL FUND ANNUAL EXPENSES TABLE AT PAGES 6 AND 7 OF THE PROSPECTUS IS AMENDED TO ADD THE FOLLOWING INFORMATION:

                                  UNDERLYING MUTUAL FUND ANNUAL EXPENSES
            (as a percentage of underlying mutual fund net assets, after expense reimbursement)
----------------------------------------------------------------------------------------------------------
                                         Management        Other          12b-1 Fees     Total Mutual
                                           Fees           Expenses                       Fund Expenses
----------------------------------------------------------------------------------------------------------
The Brown Capital Management Small         0.65%            0.85%           0.00%            1.50%
Company Fund
----------------------------------------------------------------------------------------------------------
NSAT - Nationwide Income Fund              0.04%            0.71%           0.00%            0.75%
----------------------------------------------------------------------------------------------------------
NSAT - Nationwide Small Company Fund       1.00%            0.25%           0.00%            1.25%
----------------------------------------------------------------------------------------------------------
Nationwide(R)Growth Fund - Class D         0.58%            0.27%           0.00%            0.85%
----------------------------------------------------------------------------------------------------------
Nationwide(R)Fund - Class D                0.56%            0.21%           0.00%            0.77%
----------------------------------------------------------------------------------------------------------
Nationwide(R)Money Market Fund             0.40%            0.29%           0.00%            0.69%
----------------------------------------------------------------------------------------------------------

The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value to calculate the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.

---------------------------------------------------------------------------------------------------------
                                         Management        Other          12b-1 Fees     Total Mutual
                                           Fees           Expenses                       Fund Expenses
---------------------------------------------------------------------------------------------------------
The Brown Capital Management Small         1.00%            0.85%           0.00%            1.85%
Company Fund
---------------------------------------------------------------------------------------------------------
NSAT - Nationwide Income Fund              0.45%            0.71%           0.00%            1.16%
----------------------------------------------------------------------------------------------------------

3. THE "EXAMPLE" LOCATED AT PAGES 8 THROUGH 10 OF THE PROSPECTUS IS AMENDED TO ADD THE FOLLOWING INFORMATION:


EXAMPLE

The following chart shows the amount of expenses (in dollars) that would be incurred under the contracts assuming a $1,000 investment, 5% annual return, and no change in expenses. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or lesser than those shown below.

The example reflects expenses of both the variable account and the underlying mutual funds. Deductions for premium taxes are not reflected but may apply. The example reflects CDSC at 5% of total purchase payments and the maximum Variable Account Annual Expense Fee (0.95% of average account value). The example reflects the Participant Account Maintenance Charge, expressed as a percentage of average account value. Since the average contract value is greater than $1,000, the expense effect of the Participant Account Maintenance Charge is reduced accordingly.

For those contracts that have a different CDSC schedule or a lower Variable Account Annual Expense Fee, the actual expenses are reduced.

The summary of contract expenses and example are to help contract owners understand expenses associated with the contracts.


--------------------------------------------------------------------------------------------------------------------------
                                   If you surrender your      If you do not surrender your      If you annuitize your
                                 contract at the end of the    contract at the end of the      contract at the end of the
                                   applicable time period        applicable time period         applicable time period
--------------------------------------------------------------------------------------------------------------------------
                                 1       3      5      10       1      3     5       10       1     3       5        10
                                 Yr.    Yrs.   Yrs.    Yrs.     Yr.   Yrs.   Yrs.    Yrs.     Yr.   Yrs.   Yrs.      Yrs.
--------------------------------------------------------------------------------------------------------------------------

The Brown Capital Management     76     129    185     337      26    79     135     287      *     79     135     287
Small Company Fund
--------------------------------------------------------------------------------------------------------------------------
NSAT - Nationwide Income Fund    68     105    145     257      18    55      95     207      *     55      95     207
--------------------------------------------------------------------------------------------------------------------------
NSAT - Nationwide Small          73     121    172     311      23    71     122     261      *     71     122     261
Company Fund
--------------------------------------------------------------------------------------------------------------------------
Nationwide(R)Growth Fund -       69     108    151     268      19    58     101     218      *     58     101     218
Class D
--------------------------------------------------------------------------------------------------------------------------
Nationwide(R)Fund - Class D      68     106    146     259      18    56      96     209      *     56      96     209
--------------------------------------------------------------------------------------------------------------------------
Nationwide(R)Money Market Fund   67     103    142     250      17    53      92     200      *     53      92     200
--------------------------------------------------------------------------------------------------------------------------

5. "APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS" AT PAGES 32 THROUGH 40 OF THE PROSPECTUS IS AMENDED TO ADD THE FOLLOWING INFORMATION:

THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

The investment objective of the Fund is to seek capital appreciation principally through investment in the equity securities of those companies with operating revenues of $250 million or less at the time of the initial investment. Current income is of secondary importance.

NATIONWIDE SEPARATE ACCOUNT TRUST - NATIONWIDE INCOME FUND

The Fund seeks to provide as high a level of income as is consistent with reasonable concern for safety of principal. Under normal conditions, the Fund invests primarily in investment grade corporate bonds and U.S. Government Securities. The Fund is subadvised by NCM Capital Management Group, Inc. and Smith Graham & Co. Asset Managers, L.P.

6. "APPENDIX B: CONDENSED FINANCIAL INFORMATION" AT PAGES 41 THROUGH 75 OF THE PROSPECTUS IS HEREBY AMENDED TO INCLUDE THE FOLLOWING INFORMATION AFTER THE
     TABLES:

The Brown Capital Management Small Company Fund and the NSAT - Nationwide Income Fund were added to the variable account on July 2, 1999, and therefore, no condensed financial information is available.